Promissory notes payable and other borrowings (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	Apr. 30, 2020	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Interest expense			$ 228,348	$ 209,755	$ 641,785	$ 1,113,749
Unsecured Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 200,000		$ 200,000		$ 200,000
Interest rate			18.00%		18.00%
Interest expense					$ 170,914		139,644
Secured Promissory Note [Member] | Win View Inc [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 435,290		$ 435,290		$ 482,304
Interest rate			6.00%		6.00%
Paycheck Protection Program Loans [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 209,875		$ 209,875
Interest rate	1.00%	1.00%
Proceeds from debt	$ 1,589,559	$ 1,589,559			$ 1,589,559			$ 1,589,559
Maturity					the Notes are scheduled to mature in April 2022 and require 18 equal monthly payments of principal and interest beginning November 2020.